Exhibit 99.1

Deloitte & Touche LLP
3 Second Street Suite 301
Harborside Plaza 10
Jersey City, NJ 07302
USA

Tel: +1 212 937 8202
www.deloitte.com

BREDIF REIT LLC 340 Madison Avenue, 18th Floor New York, New York 10173

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to certain information with respect to a portfolio of mortgage assets in connection with the proposed offering of certain classes of securities by Barings 2026-SPB Issuer LLC (“BAR 2026-SBP”). BREDIF REIT LLC (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Morgan Stanley & Co. LLC and Barings Real Estate Debt Income Fund LP (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 9, 2026, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing 90 mortgage loans or notes that are secured by 101 mortgaged properties (the “Mortgage Assets”).

Member of
Deloitte Touche Tohmatsu Limited

2

From December 22, 2025 through February 9 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets. We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (except for the characteristics identified as “None - provided by the Company” on Appendix A) set forth on the Data File (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents, as supplemented by certain information set forth on the attached Appendix B, and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

3

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 9, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the “Note”);

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the “DOT”);

Guaranty or limited guaranty (collectively, the “Guaranty”);

Omnibus amendment to mezzanine loan documents (the “Mezzanine Amendment”);

Servicing report, record and/or provided electronic file (collectively, the “Servicer Report”);

Reserves report electronic file (the “Reserves Report”);

Title policy, pro-forma title policy or title search (collectively, the “Title Policy”);

Transaction history (the “Transaction History”);

Loan disbursement agreement (the “Disbursement Agreement”);

Updated real estate property appraisal report (the “Updated Appraisal Report”);

Final underwriter’s summary report (the “Underwriting File”);

Borrower rent roll and/or Underwritten rent roll (collectively, the “Rent Roll”); and

Credit offering memorandum (the “COM File”).

*****

	Characteristic	Source Document
1	Loan No.	None - provided by the Company
2	Loan ID	None - provided by the Company
3	Name	None - provided by the Company
4	Lien	Title Policy, DOT
5	Security Type	Title Policy, DOT
6	Loan Purpose	COM File, Transaction History, Disbursement Agreement
7	Borrower 1	Note
8	Borrower 2	Note
9	Borrower 3	Note
10	Sponsor 1	COM File, Guaranty
11	Sponsor 2	COM File, Guaranty

	Characteristic	Source Document
12	Sponsor 3	COM File, Guaranty
13	Sponsor 4	COM File, Guaranty
14	Sponsor 5	COM File, Guaranty
15	Sponsor 6	COM File, Guaranty
16	Cut-Off Balance %	Refer to calculation procedures below
17	Prior Note Original Balance	Note, DOT
18	Original Balance	Note
19	Cut-Off Balance	Servicer Report
20	Projected Adjustment Balance	Refer to calculation procedures below
21	Projected Maturity Balance	Refer to calculation procedures below
22	Prior Note Date	Note, DOT
23	Note Date	Note
24	Note Type	Note
25	First Monthly Payment Date	Note
26	IO Period End Date	Note
27	Adjustment Date	Note
28	Maturity Date	Note
29	Seasoning	Refer to calculation procedures below
30	Term to Adjustment	Refer to calculation procedures below
31	Term to Maturity	Refer to calculation procedures below
32	Remaining Term to Adjustment	Refer to calculation procedures below
33	Remaining Term to Maturity	Refer to calculation procedures below
34	Additional Debt	Note, DOT, Mezzanine Amendment
35	Accrual Type	Note
36	Initial Period Penalty String	Note
37	Adjustment Period Penalty String	Note
38	Current Payment Terms Interest Rate	Servicer Report
39	Current Payment Terms In IO Period	Note
40	Current Payment Terms Amort Term	Note
41	Current Payment Terms Monthly P&I Payment	Servicer Report
42	Current Payment Terms Debt Service	Refer to calculation procedures below
43	Initial Payment Terms Interest Rate	Note
44	Initial Payment Terms IO Term	Note
45	Initial Payment Terms Amort Term	Note
46	Initial Payment Terms Monthly P&I Payment	Note
47	Initial Payment Terms Debt Service	Refer to calculation procedures below
48	Adjustment Payment Terms Adjustment Type	Note
49	Adjustment Payment Terms Extension Requirement	Note
50	Adjustment Payment Terms Interest Rate Floor	Note
51	Adjustment Payment Terms Credit Spread	Note
52	Adjustment Payment Terms Benchmark Index	Note
53	Adjustment Payment Terms Benchmark as of Date	Note
54	Adjustment Payment Terms Amort Term	Note

	Characteristic	Source Document
55	Projected Adjustment Payment Terms Post-Adjustment	Note
56	Projected Adjustment Payment Terms Benchmark Index (1)	None - provided by the Company
57	Projected Adjustment Payment Terms Interest Rate	Refer to calculation procedures below
58	Projected Adjustment Payment Terms Monthly P&I Payment	Refer to calculation procedures below
59	Projected Adjustment Payment Terms Debt Service	Refer to calculation procedures below
60	Most Recent Financials Income Statement Date	Underwriting File
61	Most Recent Financials Occupancy Date	Rent Roll, Underwriting File
62	Most Recent Financials Multifamily Occupancy	Rent Roll
63	Most Recent Financials Commercial Occupancy	Rent Roll
64	Most Recent Financials Effective Gross Revenue	Underwriting File
65	Most Recent Financials Operating Expenses	Underwriting File
66	Most Recent Financials NOI	Underwriting File
67	Most Recent Financials NCF	Underwriting File
68	Underwritten Financials Multifamily Occupancy	Underwriting File
69	Underwritten Financials Commercial Occupancy	Underwriting File
70	Underwritten Financials Effective Gross Revenue	Underwriting File
71	Underwritten Financials Operating Expenses	Underwriting File
72	Underwritten Financials NOI	Underwriting File
73	Underwritten Financials NCF	Underwriting File
74	Current Appraisal Valuation Date	Updated Appraisal Report
75	Current Appraisal Effective Gross Revenue	Updated Appraisal Report
76	Current Appraisal Operating Expenses	Updated Appraisal Report
77	Current Appraisal NOI	Updated Appraisal Report
78	Current Appraisal NCF	Updated Appraisal Report
79	Current Appraisal Valuation	Updated Appraisal Report
80	Current Appraisal Cap Rate	Updated Appraisal Report
81	LTV Current	Refer to calculation procedures below
82	LTV Adjustment	Refer to calculation procedures below
83	LTV Maturity	Refer to calculation procedures below
84	NOI DSCR In-Place	Refer to calculation procedures below
85	NOI DSCR UW	Refer to calculation procedures below
86	NOI DSCR Projected Adjustment	Refer to calculation procedures below
87	Debt Yield Current	Refer to calculation procedures below
88	Debt Yield UW	Refer to calculation procedures below
89	Debt Yield Projected Adjustment	Refer to calculation procedures below
90	Reserves QTM Cash Collateral	Reserves Report
91	Reserves QTM Vacancy	Reserves Report
92	Reserves Tax Escrow	Reserves Report
93	Reserves QTM Prepaid Expenses	Reserves Report
94	Reserves QTM Escrow	Reserves Report
95	Reserves Tax and Insurance Escrow	Reserves Report
96	Reserves QTM Violations	Reserves Report
97	Reserves QTM DSCR	Reserves Report

	Characteristic	Source Document
98	Reserves Prepaid Expense	Reserves Report
99	Type	Updated Appraisal Report
100	Sub-Type	Updated Appraisal Report
101	Mixed Use	Updated Appraisal Report
102	Condominium or Cooperative	COM File, Updated Appraisal Report
103	Address	Updated Appraisal Report, DOT
104	City	Updated Appraisal Report, DOT
105	State	Updated Appraisal Report, DOT
106	Zip	Updated Appraisal Report
107	NYC Borough	Updated Appraisal Report, DOT
108	Built	Updated Appraisal Report
109	Renovated	Updated Appraisal Report
110	Residential Units	Rent Roll, Updated Appraisal Report
111	Rent Stabilized Units	Rent Roll, Updated Appraisal Report
112	Rent Controlled Units	Rent Roll, Updated Appraisal Report
113	NYC 421a/J-51	Rent Roll, Updated Appraisal Report
114	Commercial Units	Rent Roll
115	Largest Tenant Name	Rent Roll, Updated Appraisal Report
116	Largest Tenant Square Feet	Rent Roll, Updated Appraisal Report
117	Largest Tenant Square Feet %	Refer to calculation procedures below
118	Largest Tenant Expiration Date	Rent Roll, Updated Appraisal Report
119	2nd Largest Tenant Name	Rent Roll, Updated Appraisal Report
120	2nd Largest Tenant Square Feet	Rent Roll, Updated Appraisal Report
121	2nd Largest Tenant Square Feet %	Refer to calculation procedures below
122	2nd Largest Tenant Expiration Date	Rent Roll, Updated Appraisal Report
123	3rd Largest Tenant Name	Rent Roll, Updated Appraisal Report
124	3rd Largest Tenant Square Feet	Rent Roll, Updated Appraisal Report
125	3rd Largest Tenant Square Feet %	Refer to calculation procedures below
126	3rd Largest Tenant Expiration Date	Rent Roll, Updated Appraisal Report
127	Loan/Prop.	Note, Updated Appraisal Report
(1)	Representatives of the Company instructed us to assume a Projected Adjustment Payment Terms Benchmark Index of 3.750%.

With respect to Characteristic 16, we recomputed the Cut-Off Balance % by dividing the (i) Cut-Off Balance by (ii) sum of each of the Mortgage Assets’ Cut-Off Balance.

With respect to Characteristic 20, we recomputed the Projected Adjustment Balance by using the (i) Cut-Off Balance, (ii) Current Payment Terms Interest Rate, (iii) Accrual Type, (iv) Adjustment Date, (v) IO Period End Date, (vi) Current Payment Terms Monthly P&I Payment and (vii) payment date in February 2026 (the “Cut-Off Date,” as stipulated by representatives of the Company. This procedure was not performed for those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment identified as “Yes” or “NAP.”

With respect to Characteristic 21, we recomputed the Projected Maturity Balance with respect to those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms

Post-Adjustment identified as (a) “Yes” or “NAP,” by using the (i) Cut-Off Balance (ii) Current Payment Terms Interest Rate (iii) Accrual Type (iv) Maturity Date, (v) IO Period End Date, (vi) Current Payment Terms Monthly P&I Payment and (vii) Cut-Off Date or (b) “No,” by using the (i) Projected Adjustment Balance, (ii) Projected Adjustment Payment Terms Interest Rate, (iii) Accrual Type, (iv) Adjustment Date, (v) Maturity Date and (vi) Projected Adjustment Payment Terms Monthly P&I Payment.

With respect to Characteristic 29, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Monthly Payment Date to and inclusive of the Cut-Off Date.

With respect to Characteristic 30, we recomputed the Term to Adjustment by determining the number of payment dates from and inclusive of the First Monthly Payment Date to and inclusive of the Adjustment Date. This procedure was not performed for those Mortgage Assets identified on the Data File with an Adjustment Date of “NAP.”

With respect to Characteristic 31, we recomputed the Term to Maturity by determining the number of payment dates from and inclusive of the First Monthly Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 32, we recomputed the Remaining Term to Adjustment by determining the number of payment dates from and exclusive of the Cut-Off Date to and inclusive of the Adjustment Date. This procedure was not performed for those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment as “Yes” or “NAP.”

With respect to Characteristic 33, we recomputed the Remaining Term to Maturity by determining the number of payment dates from and exclusive of the Cut-Off Date to and inclusive of the Maturity Date.

With respect to Characteristic 42, we recomputed the Current Payment Terms Debt Service by multiplying the Current Payment Terms Monthly P&I Payment by 12. With respect to the Mortgage Asset identified on the Data File as “50 West 17th Street,” we recomputed the Current Payment Terms Debt Service as the product of (i) the Original Balance, (ii) the Current Payment Terms Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 47, we recomputed the Initial Payment Terms Debt Service by multiplying the Initial Payment Terms Monthly P&I Payment by 12. With respect to the Mortgage Asset identified on the Data File as “50 West 17th Street,” we recomputed the Initial Payment Terms Debt Service as the product of (i) the Original Balance, (ii) the Initial Payment Terms Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 57, we recomputed the Projected Adjustment Payment Terms Interest Rate as the greater of (x) the Adjustment Payment Terms Interest Rate Floor and (y) the sum of the (i) Adjustment Payment Terms Credit Spread and (ii) Projected Adjustment Payment Terms Benchmark Index. This procedure was not performed for those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment as “Yes.” or “NAP.”

With respect to Characteristic 58, we recomputed the Projected Adjustment Payment Terms Monthly P&I Payment by using the (a) Projected Adjustment Payment Terms Interest Rate (b) Adjustment Payment Terms Amort Term and (c) Projected Adjustment Balance. This procedure was not performed for those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment as “Yes” or “NAP.”

With respect to Characteristic 59, we recomputed the Projected Adjustment Payment Terms Debt Service by multiplying the Projected Adjustment Payment Terms Monthly P&I Payment by 12. This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post-Adjustment as “Yes” or “NAP.”

With respect to Characteristic 81, we recomputed the LTV Current by dividing the (i) Cut-Off Balance by (ii) Current Appraisal Valuation. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (i) in the calculation above with the aggregate Cut-Off Balance of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.”

With respect to Characteristic 82, we recomputed the LTV Adjustment by dividing the (i) Projected Adjustment Balance by (ii) Current Appraisal Valuation. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (i) in the calculation above with the aggregate Projected Adjustment Balance of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.” This procedure was not performed for those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment as “Yes” or “NAP.”

With respect to Characteristic 83, we recomputed the LTV Maturity by dividing the (i) Projected Maturity Balance by (ii) Current Appraisal Valuation. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (i) in the calculation above with the aggregate Projected Maturity Balance of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.”

With respect to Characteristic 84, we recomputed the NOI DSCR In-Place by dividing the (i) Most Recent Financials NOI by (ii) Current Payment Terms Debt Service. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (ii) in the calculation above with the aggregate Current Payment Terms Debt Service of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.”

With respect to Characteristic 85, we recomputed the NOI DSCR UW by dividing the (i) Underwritten Financials NOI by (ii) Current Payment Terms Debt Service. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (ii) in the calculation above with the aggregate Current Payment Terms Debt Service of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.”

With respect to Characteristic 86, we recomputed the NOI DSCR Projected Adjustment by dividing the (i) Underwritten Financials NOI by (ii) Projected Adjustment Payment Terms Debt Service. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (ii) in the calculation above with the aggregate Projected Adjustment Payment Terms Debt Service of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.” This procedure was not performed for those Mortgage Assets identified on the Data File with Projected Adjustment Payment Terms Post-Adjustment as “Yes” or “NAP.”

With respect to Characteristic 87, we recomputed the Debt Yield Current by dividing the (i) Most Recent Financials NOI by (ii) Cut-Off Balance. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (ii) in the calculation above with the aggregate Cut-Off Balance of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.”

With respect to Characteristic 88, we recomputed the Debt Yield UW by dividing the (i) Underwritten Financials NOI by (ii) Cut-Off Balance. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (ii) in the calculation above with the aggregate Cut-Off Balance of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.”

With respect to Characteristic 89, we recomputed the Debt Yield Projected Adjustment by dividing the (i) Underwritten Financials NOI by (ii) Projected Adjustment Balance. With respect the Mortgage Asset identified on the Data File as “1808 Sunrise Highway B-Note,” we replaced clause (ii) in the calculation above with the aggregate Projected Adjustment Balance of the Mortgage Assets identified on the Data File as “1808 Sunrise Highway A-Note” and “1808 Sunrise Highway B-Note.” This procedure was not performed for those Mortgage Assets identified on the Data File with a Projected Adjustment Payment Terms Post-Adjustment as “Yes” or “NAP.”

With respect to Characteristic 117, we recomputed the Largest Tenant Square Feet % by dividing the (i) Largest Tenant Square Feet by (ii) Commercial Units. This procedure was not performed for those Mortgage Assets identified on the Data File with a Largest Tenant Name as “NAP.”

With respect to Characteristic 121, we recomputed the 2nd Largest Tenant Square Feet % by dividing the (i) 2nd Largest Tenant Square Feet by (ii) Commercial Units. This procedure was not performed for those Mortgage Assets identified on the Data File with a 2nd Largest Tenant Name as “NAP.”

With respect to Characteristic 125, we recomputed the 3rd Largest Tenant Square Feet % by dividing the (i) 3rd Largest Tenant Square Feet by (ii) Commercial Units. This procedure was not performed for those Mortgage Assets identified on the Data File with a 3rd Largest Tenant Name as “NAP.”

Appendix B

Company Provided Assumptions

Mortgage Asset Name	Characteristic	Company Provided Value
677 Classon Avenue	Lien	1
677 Classon Avenue	Security Type	Fee Simple
5301 Fort Hamilton Parkway	Initial Period Penalty String	5%(1-11), 4%(12-23), 3%(24-35), 2%(36-47), 1%(48-57), O(58-60)